Subsequent Events (Details Narrative) - USD ($)	Jan. 13, 2017	Nov. 13, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts of principal outstanding			$ 8,310,148	$ 6,441,000	$ 5,087,043
Special Purpose Entity [Member]
Amount invested	$ 5,200,000
Amount used for purchase of approved inventory	5,000,000
Note Purchase Agreement [Member] | Institutional Investor [Member] | Secured Term Note [Member]
Gross proceeds from debt issuance	$ 8,572,400
Percentage of issue discount	1.00%
Principal amount	$ 8,660,000
Maturity term	3 years
Annually interest rate	13.25%
Lender fees	2.00%
Monthly maintenance fee	0.75%
Debt prepayable rate	3.00%
Subsequent Event [Member] | Second Amendment [Member]
Raise in equity		$ 1,000,000